Standards, Amendments and Interpretation Adopted in 2018 - Schedule of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Assets and Financial Liabilities Explanatory (Detail) - PEN (S/)
S/ in Thousands
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	S/ 801,140		S/ 626,180	S/ 606,950
Unbilled work in progress	28,538		61,804
Financial liabilites
Accounts payable to related parties	55,941		55,174
Derivative financial instruments used in hedging transactions	S/ 61		S/ 383
IAS 39 [member] | Amortized Cost Member [member]
Financial liabilites
Other financial loans		S/ 1,561,754
Finance leases		128,309
Accounts payable and other accounts payable		2,054,217
Accounts payable to related parties		81,128
IAS 39 [member] | Fair Value Through Profit or Loss Category [member]
Financial assets
Other accounts receivable		181
IAS 39 [member] | Fair Value Through Other Comprehensive Income Category [member]
Financial liabilites
Derivative financial instruments used in hedging transactions		383
IAS 39 [member] | Loans And Account Receivables [member]
Financial assets
Cash and cash equivalents		626,180
Trade accounts receivables and other account receivables		1,447,629
Unbilled work in progress		672,163
Financial assets related to Concession arrangements		952,780
Accounts receivable from related parties		874,682
IFRS9 [member] | Amortized Cost Member [member]
Financial assets
Cash and cash equivalents		626,180
Trade accounts receivables and other account receivables		1,447,629
Unbilled work in progress		672,163
Financial assets related to Concession arrangements		952,780
Accounts receivable from related parties		872,110
Financial liabilites
Other financial loans		1,561,754
Finance leases		128,309
Accounts payable and other accounts payable		2,054,217
Accounts payable to related parties		81,128
IFRS9 [member] | Fair Value Through Profit or Loss Category [member]
Financial assets
Other accounts receivable		181
IFRS9 [member] | Fair Value Through Other Comprehensive Income Category [member]
Financial liabilites
Derivative financial instruments used in hedging transactions		S/ 383